February 10, 2005	Juliana C. Capata
(415) 315-6337

Securities and Exchange Commission

Division of Corporate Finance

450 Fifth Street, NW

Washington, D.C. 20549

Re:	First Avenue Networks, Inc.

Ladies and Gentlemen:

On behalf of First Avenue Networks, Inc. (the “Company”) and pursuant to Regulation S-T (“Regulation S-T”) under the Securities Act of 1933, as amended (the “Securities Act”), enclosed for filing is the Company’s registration statement on Form S-3 (the “Registration Statement”) relating to the registration of 17,374,500 shares (the “Shares”) of the Company’s common stock, $0.001 par value per share.

The cooperation of the staff of the Commission in reviewing the Registration Statement as soon as possible will be greatly appreciated. The Company may request acceleration of the effective date of the Registration Statement orally in accordance with Rule 461(a) and has authorized us to confirm to you that the Company is aware of its obligations under the Securities Act.

Any questions or comments relating to this filing should be directed to the attention of the undersigned at (415) 315-6337 or Joel Freedman at (617) 951-7309.

Best regards,

/s/ Juliana C. Capata

Juliana C. Capata

cc:	Joel F. Freedman, Esq.